Capital World Growth and Income Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

April 12, 2017

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital World Growth and Income Fund

File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on April 6, 2017 of the Registrant’s Post-Effective Amendment No. 47 under the Securities Act of 1933 and Amendment No. 49 under the Investment Company Act of 1940.

Sincerely,

/s/Michael W. Stockton

MICHAEL W. STOCKTON